Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-BROOK

Commercial Mortgage Pass-Through Certificates, Series 2019-BROOK

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Drexel Hamilton, LLC

Academy Securities, Inc.

12 September 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Drexel Hamilton, LLC

77 Water Street

New York, New York 10005

Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-BROOK (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-BROOK (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 September 2019

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a componentized promissory note issued by seven special purpose entities, each a Delaware limited liability company (collectively, the “Borrowers”), evidencing a floating-rate loan (the “Trust Loan”),
b.	The Borrowers also issued one additional promissory note (the “Future Advance Note”), which evidences the amount of future advances (the “Future Advance Component,” together with the Trust Loan, the “Mortgage Loan”) that may be made by the future advance lender up to the maximum principal amount stated in the Future Advance Note,
c.	The Future Advance Component, if and when made, will generally be pari passu in right of payment with the Trust Loan and will not be an asset of the Issuing Entity,
d.	The Mortgage Loan is secured by, among other things, a first mortgage (or deed of trust or deed to secure debt) lien on the Borrowers’ fee simple interests in 27 office and industrial properties (collectively, the “Properties”) located in six states and
e.	The Mortgage Loan has a related floating-rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

The Depositor informed us that as of the Reference Date (as defined herein), the outstanding balance of the Future Advance Component will be $0. For the avoidance of doubt:

a.	All references and recalculations related to the Trust Loan that are described in this report are based on the Trust Loan and do not include the Future Advance Component,
b.	All references and recalculations related to the Future Advance Component that are described in this report are based on the maximum principal amount of the Future Advance Component and
c.	All references and recalculations related to the Mortgage Loan that are described in this report are based on the Trust Loan and the maximum principal amount of the Future Advance Component.

For the purpose of the procedures described in this report:

a.	The Trust Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Trust Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”) and
b.	The Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Committed Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Committed Total Debt associated with each Property”).

Attachment A Page 2 of 12

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Properties, Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan, Total Debt associated with each Property, Committed Total Debt associated with the Mortgage Loan and Committed Total Debt associated with each Property as of 9 October 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Properties, Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan, Total Debt associated with each Property, Committed Total Debt associated with the Mortgage Loan and Committed Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 12

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Trust Loan Term (Excluding Extensions) and
ii.	Original Trust Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Trust Loan Term (Excluding Extensions) and
c.	Original Trust Loan Term (Including Extensions),

as shown on the Final Data File, we recalculated the:

i.	Remaining Trust Loan Term to Maturity and
ii.	Remaining Trust Loan Term to Maturity (Including Extensions)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Allocated Trust Loan Balance and
b.	Original Future Advance,

as shown on the Final Data File, we recalculated the “Original Committed Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 12

8.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Trust Loan Amortization Term (Excluding Extensions),
ii.	Remaining Trust Loan Amortization Term and
iii.	Remaining Trust Loan Amortization Term (Including Extensions),
b.	Use the “Original Trust Loan Term (Excluding Extensions),” as shown on the Final Data File, for the “Trust Loan IO Period” of the Mortgage Loan,
c.	Use the “Original Committed Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Committed Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Committed Mortgage Loan Balance”),
d.	Use the “Original Allocated Trust Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Trust Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Trust Loan Amount ($)”) and
ii.	Principal balance of the Trust Loan and each Property as of the “Initial Maturity Date” of the Trust Loan (the “Initial Maturity Allocated Trust Loan Balance”),
e.	Use the “Original Future Advance,” as shown on the Final Data File, for the:
i.	Principal balance of the Future Advance Component and each Property as of the Reference Date (the “Cut-off Date Future Advance”) and
ii.	Principal balance of the Future Advance Component and each Property as of the “Initial Maturity Date” of the Future Advance Component (the “Maturity Date Future Advance”) and
f.	Use the “Original Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Cut-off Date Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Maturity Date Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 12

9.	Using the:
a.	Original Allocated Trust Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Allocated Trust Loan Amount ($),
d.	Cut-off Date Mezzanine Loan Balance,
e.	Initial Maturity Allocated Trust Loan Balance and
f.	Maturity Date Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Balance,
ii.	Cut-off Date Total Debt Balance and
iii.	Maturity Date Total Debt Balance

of the Total Debt associated with the Trust Loan and Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Committed Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Committed Mortgage Loan Balance,
d.	Cut-off Date Mezzanine Loan Balance,
e.	Maturity Date Committed Mortgage Loan Balance and
f.	Maturity Date Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the:

i.	Committed Total Debt Balance,
ii.	Cut-off Date Committed Total Debt Balance and
iii.	Maturity Date Committed Total Debt Balance

of the Committed Total Debt associated with the Mortgage Loan and Committed Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Original Allocated Trust Loan Balance,
b.	Original Future Advance,
c.	Trust Loan Margin and
d.	Future Advance Margin,

as shown on the Final Data File, we recalculated the “Committed Mortgage Loan Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 12

12.	Using the:
a.	Original Allocated Trust Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Trust Loan Margin and
d.	Mezzanine Loan Margin,

as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Original Committed Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Committed Mortgage Loan Margin and
d.	Mezzanine Loan Margin,

as shown on the Final Data File, we recalculated the “Committed Total Debt Margin” of the Committed Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Trust Loan Margin,
b.	Future Advance Margin,
c.	Committed Mortgage Loan Margin,
d.	Mezzanine Loan Margin,
e.	Total Debt Margin,
f.	Committed Total Debt Margin,
g.	LIBOR Floor and
h.	LIBOR Rounding Methodology,

as shown on the Final Data File, and a LIBOR assumption of 2.05000% that was provided by the Depositor, we recalculated the:

i.	Trust Loan Interest Rate (At Assumed LIBOR),
ii.	Future Advance Interest Rate (At Assumed LIBOR),
iii.	Committed Mortgage Loan Interest Rate (At Assumed LIBOR),
iv.	Mezzanine Loan Interest Rate (At Assumed LIBOR),
v.	Total Debt Interest Rate (At Assumed LIBOR) and
vi.	Committed Total Debt Interest Rate (At Assumed LIBOR)

of the Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan and Committed Total Debt Associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 12

15.	Using the:
a.	Trust Loan Margin,
b.	Future Advance Margin,
c.	Committed Mortgage Loan Margin,
d.	Mezzanine Loan Margin,
e.	Total Debt Margin,
f.	Committed Total Debt Margin and
g.	LIBOR Cap,

as shown on the Final Data File, we recalculated the:

i.	Trust Loan Interest Rate (At LIBOR Cap),
ii.	Future Advance Interest Rate (At LIBOR Cap),
iii.	Committed Mortgage Loan Interest Rate (At LIBOR Cap),
iv.	Mezzanine Loan Interest Rate (At LIBOR Cap),
v.	Total Debt Interest Rate (At LIBOR Cap) and
vi.	Committed Total Debt Interest Rate (At LIBOR Cap)

of the Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan and Committed Total Debt Associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Original Allocated Trust Loan Balance,
b.	Trust Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Trust Loan Debt Service and
ii.	Monthly Trust Loan Debt Service

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Trust Loan Debt Service” of the Trust Loan as the product of:

a.	The “Original Allocated Trust Loan Balance,” as shown on the Final Data File,
b.	The “Trust Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Trust Loan Debt Service” of the Trust Loan as 1/12th of the “Annual Trust Loan Debt Service.”

Attachment A Page 8 of 12

17.	Using the:
a.	Original Future Advance,
b.	Future Advance Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Future Advance Debt Service and
ii.	Monthly Future Advance Debt Service

of the Future Advance Component. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Future Advance Debt Service” of the Future Advance Component as the product of:

a.	The “Original Future Advance,” as shown on the Final Data File,
b.	The “Future Advance Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Future Advance Debt Service” of the Future Advance Component as 1/12th of the “Annual Future Advance Debt Service.”

18.	Using the:
a.	Original Committed Mortgage Loan Balance,
b.	Committed Mortgage Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Committed Mortgage Loan Debt Service and
ii.	Monthly Committed Mortgage Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Committed Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Committed Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Committed Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Committed Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Committed Mortgage Loan Debt Service.”

Attachment A Page 9 of 12

19.	Using the:
a.	Original Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mezzanine Loan Debt Service and
ii.	Monthly Mezzanine Loan Debt Service

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service” of the Mezzanine Loan as the product of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service” of the Mezzanine Loan as 1/12th of the “Annual Mezzanine Loan Debt Service.”

20.	Using the:
a.	Annual Trust Loan Debt Service,
b.	Monthly Trust Loan Debt Service,
c.	Annual Mezzanine Loan Debt Service and
d.	Monthly Mezzanine Loan Debt Service,

as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Debt Service and
ii.	Monthly Total Debt Debt Service

of the Total Debt associated with the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 12

21.	Using the:
a.	Annual Committed Mortgage Loan Debt Service,
b.	Monthly Committed Mortgage Loan Debt Service,
c.	Annual Mezzanine Loan Debt Service and
d.	Monthly Mezzanine Loan Debt Service,

as shown on the Final Data File, we recalculated the:

i.	Annual Committed Total Debt Debt Service and
ii.	Monthly Committed Total Debt Debt Service

of the Committed Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	TTM NOI,
b.	TTM NCF
c.	Underwritten NOI,
d.	Underwritten NCF,
e.	Cut-off Date Allocated Trust Loan Amount ($),
f.	Cut-off Date Future Advance,
g.	Cut-off Date Committed Mortgage Loan Balance,
h.	Cut-off Date Mezzanine Loan Balance,
i.	Cut-off Date Total Debt Balance,
j.	Cut-off Date Committed Total Debt Balance,
k.	Initial Maturity Allocated Trust Loan Balance,
l.	Maturity Date Committed Mortgage Loan Balance,
m.	Maturity Date Total Debt Balance,
n.	Maturity Date Committed Total Debt Balance,
o.	Annual Trust Loan Debt Service,
p.	Annual Committed Mortgage Loan Debt Service,
q.	Annual Total Debt Debt Service,
r.	Annual Committed Total Debt Debt Service,
s.	Appraisal Value and
t.	Net Rentable Area,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

Attachment A Page 11 of 12

22.	(continued)

i.	LTV Trust Loan Cut-off Date,
ii.	LTV Committed Mortgage Loan Cut-off Date,
iii.	LTV Total Debt Cut-off Date,
iv.	LTV Committed Total Debt Cut-off Date,
v.	LTV Trust Loan Balloon,
vi.	LTV Committed Mortgage Loan Balloon,
vii.	LTV Total Debt Balloon,
viii.	LTV Committed Total Debt Balloon,
ix.	TTM Trust Loan NOI DY,
x.	UW Trust Loan NOI Mortgage DY,
xi.	TTM Committed Mortgage Loan NOI DY,
xii.	UW Committed Mortgage Loan NOI Mortgage DY,
xiii.	TTM Total Debt NOI DY,
xiv.	UW Total Debt NOI Mortgage DY,
xv.	TTM Committed Total Debt NOI DY,
xvi.	UW Committed Total Debt NOI Mortgage DY,
xvii.	TTM Trust Loan NCF DSCR,
xviii.	UW Trust Loan NCF Mortgage DSCR,
xix.	TTM Committed Mortgage Loan NCF DSCR,
xx.	UW Committed Mortgage Loan NCF Mortgage DSCR,
xxi.	TTM Total Debt NCF DSCR,
xxii.	UW Total Debt NCF Mortgage DSCR,
xxiii.	TTM Committed Total Debt NCF DSCR,
xxiv.	UW Committed Total Debt NCF Mortgage DSCR,
xxv.	Cut-off Date Allocated Trust Loan Amount Per Square Foot,
xxvi.	Cut-off Date Future Advance Per SF,
xxvii.	Cut-off Date Committed Mortgage Loan Per SF,
xxviii.	Cut-off Date Mezzanine Loan Per SF,
xxix.	Cut-off Date Total Debt Per SF and
xxx.	Cut-off Date Committed Total Debt Per SF

of the Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan, Committed Total Debt associated with the Mortgage Loan and, with respect to items xxv. through xxx. above, of each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through xvi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in xvii. through xxiv. above to two decimal places.

Attachment A Page 12 of 12

23.	Using the “Cut-off Date Allocated Trust Loan Amount ($),” as shown on the Final Data File, we recalculated the “% of Cut-off Date Allocated Loan Balance” of the Trust Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	Using the:
a.	Net Rentable Area,
b.	Largest Tenant NRA,
c.	Second Largest Tenant NRA and
d.	Third Largest Tenant NRA,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NRA,
ii.	Second Largest Tenant % of NRA and
iii.	Third Largest Tenant % of NRA

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	Using the:
a.	Master Servicer Fee Rate and
b.	Primary Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

26.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Cert Admin Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Total Admin Fee Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	Using the:
a.	Total Admin Fee Rate and
b.	Trust Loan Interest Rate (At Assumed LIBOR),

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan, Trust Loan, Future Advance Component and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	6 September 2019

Mezzanine Loan Agreement	6 September 2019

Cash Management Agreement	6 September 2019

Clearing Account Agreement	6 September 2019

Mortgage Interest Rate Cap Agreement	6 September 2019

Mezzanine Interest Rate Cap Agreement	6 September 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Servicer Tape	Not Dated

Settlement Statement	6 September 2019

Guaranty Agreement	6 September 2019

Environmental Indemnity Agreement	6 September 2019

Tenancy in Common Agreement	6 September 2019

Condominium Documents	Various

Non-Consolidation Opinion	28 August 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Property Class Report	Not Dated

Engineering Reports (see Note 1)	Various

Seismic Reports	Various

Phase I Environmental Reports	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

USPS Internet Site (www.usps.gov)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	26 August 2019

Borrower Rent Roll	26 August 2019

Historical Occupancy Schedule	Not Dated

Pro Forma Title Policies	Not Dated

Management Agreements	6 September 2019

Insurance Review Document	5 September 2019

Note:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft engineering reports for the Properties identified on the Preliminary Data File as “Iron Run Corporate Center” and “655-755 Business Center Drive” as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report or USPS Internet Site
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site
County	Appraisal Report or USPS Internet Site
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Property Class	Appraisal Report or Property Class Report
MSA	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Net Rentable Area	Underwritten Rent Roll
Measurement Unit	Underwritten Rent Roll
Current Occupancy %	Underwritten Rent Roll
Current Occupancy Date	Underwritten Rent Roll
Occupied Square Feet	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Most Recent Occupancy	Historical Occupancy Schedule
Most Recent Occupancy Date	Historical Occupancy Schedule
Second Most Recent Occupancy	Historical Occupancy Schedule
Second Most Recent Occupancy Date	Historical Occupancy Schedule
Third Most Recent Occupancy	Historical Occupancy Schedule
Third Most Recent Occupancy Date	Historical Occupancy Schedule
Property Manager	Management Agreements

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraised Stabilized Value (see Note 2)	Appraisal Report
Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
Date of Appraisal	Appraisal Report
Environmental Report Type	Phase I Environmental Report
Environmental Report Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Date (see Note 3)	Seismic Report
Seismic Zone	Engineering Report

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

PML% (see Note 3)	Seismic Report
Earthquake Insurance (see Note 4)	Insurance Review Document

Major Tenant Information: (see Note 5)

Characteristic	Source Document(s)

Largest Tenant Name	Underwritten Rent Roll
Largest Tenant NRA	Underwritten Rent Roll
Largest Tenant Lease Expiration Date	Underwritten Rent Roll or Borrower Rent Roll
Second Largest Tenant Name	Underwritten Rent Roll
Second Largest Tenant NRA	Underwritten Rent Roll
Second Largest Tenant Lease Expiration Date	Underwritten Rent Roll or Borrower Rent Roll
Third Largest Tenant Name	Underwritten Rent Roll
Third Largest Tenant NRA	Underwritten Rent Roll
Third Largest Tenant Lease Expiration Date	Underwritten Rent Roll or Borrower Rent Roll

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

2016 Revenues	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 Revenues	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 Revenues	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
TTM Revenues	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
TTM Replacement Reserves	Underwriter’s Summary Report
TTM Tenant Improvements and Leasing Commissions	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
TTM As Of	Underwriter’s Summary Report
Underwritten Revenues	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserves	Underwriter’s Summary Report
Underwritten Tenant Improvements and Leasing Commissions	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Underwritten NCF	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report
Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Servicer Tape
Rollover Reserve Initial Deposit Amount	Mortgage Loan Agreement
Rollover Reserve Monthly Deposit Amount	Servicer Tape
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit	Servicer Tape
Environmental Reserve Initial Deposit	Mortgage Loan Agreement
TILC Reserves Initial Deposit Amount	Mortgage Loan Agreement
TILC Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Outstanding TILC Reserves Initial Deposit Amount	Mortgage Loan Agreement
Free Rent Initial Deposit Amount	Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Mortgage Loan Agreement

Mortgage Loan, Trust Loan, Future Advance Component and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Original Allocated Trust Loan Balance	Mortgage Loan Agreement
Original Mezzanine Loan Balance	Mezzanine Loan Agreement
Origination Date (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Y/N) (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Description (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Test Description (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase (Yes/No) (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Trust Loan, Future Advance Component and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

First Extension Spread Increase (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Spread Increase (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Fee (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Fee (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Assumption Fee (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (EoD) (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late) (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 7)	Mortgage Interest Rate Cap Agreement and Mezzanine Interest Rate Cap Agreement
LIBOR Cap after Extension (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Expiration Date (see Note 7)	Mortgage Interest Rate Cap Agreement and Mezzanine Interest Rate Cap Agreement
LIBOR Cap Provider (see Note 7)	Mortgage Interest Rate Cap Agreement and Mezzanine Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F) (see Note 7)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Rate Type (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (During Initial Term and Extended Term) (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Trust Loan, Future Advance Component and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Trust Loan Margin	Mortgage Loan Agreement
Future Advance Margin	Mortgage Loan Agreement
Mezzanine Loan Margin	Mezzanine Loan Agreement
Prepayment String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
Lockbox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 8)	Mortgage Loan Agreement
Cash Management (see Note 9)	Mortgage Loan Agreement
Terms/Description of Springing Cash Management (If Applicable)	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Existing Additional Debt	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Ownership Interest	Pro Forma Title Policy
Ground Lease? (Y/N)	Pro Forma Title Policy
TIC Structure	Mortgage Loan Agreement
Condo Structure	Mortgage Loan Agreement
DST	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Stabilized Value” characteristic, the Depositor instructed us to use the “as is” appraisal value when an “as stabilized” appraisal value was not shown in the applicable Source Document.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for mortgaged properties where we received a seismic report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Depositor instructed us to use “Yes” if the “PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the insurance review document Source Document indicates that earthquake insurance is in place. If the “PML %” characteristic on the Preliminary Data File is “NAP,” the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the insurance review document Source Document indicates that earthquake insurance is in place.

5.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the underwritten rent roll Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and show the lease expiration date related to the largest space, as shown in the underwritten rent roll Source Document.

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

7.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated characteristics.

8.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document(s) require the Borrowers to direct the tenants to pay rents directly to a lockbox account controlled by the lender.

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the Borrowers, but instead are forwarded to a cash management account maintained by the Borrowers for the benefit of the lender and such funds are disbursed according to the applicable Source Document(s), with any excess remitted to the Borrowers (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding), generally on a daily basis.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property Name
Property Count
Appraisal Type
Phase II Performed
Environmental Insurance
Loan Purpose
Pari Passu Note Control (Y/N)
Borrower Sponsor
Replacement Reserves Deposit Cap
Rollover Reserve Deposit Cap
Original Future Advance
Existing Additional Debt Amount
Existing Additional Debt Description
Future Debt Description
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Letter of Credit
Earnout / Holdback
Primary Servicer Fee Rate
Master Servicer Fee Rate
Trustee/Cert Admin Fee Rate
Operating Advisor Fee
CREFC Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.